Concentration of Credit Risk	12 Months Ended
Sep. 30, 2014
Concentration of Credit Risk
Concentration of Credit Risk

12. Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash investments and trade receivables. The Company’s cash balances and short-term investments are maintained in accounts held by major banks and financial institutions located primarily in the U.S., Canada, Europe, Australia, Middle East and Hong Kong. If the Company extends significant credit to clients in a specific geographic area or industry, the Company may experience disproportionately high levels of default if those clients are adversely affected by factors particular to their geographic area or industry. Concentrations of credit risk with respect to trade receivables are limited due to the large number of customers comprising the Company’s customer base, including, in large part, governments, government agencies and quasi-government organizations, and their dispersion across many different industries and geographies. See Note 21 regarding the Company’s foreign revenues. In order to mitigate credit risk, the Company continually reviews the credit worthiness of its major private clients.